Shareholder Report, Average Annual Return (Details)	11 Months Ended
Sep. 30, 2024
C000246381 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.65%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	34.04%